Note 11 - Junior Subordinated Debentures (Detail) (USD $)	0 Months Ended	12 Months Ended
	Aug. 05, 2005	Dec. 31, 2012	Dec. 31, 2011	Dec. 30, 2011
Floating Rate Securities (in Shares)	10,310
Auction Market Preferred Securities, Stock Series, Liquidation Value	$ 1,000
Proceeds from Issuance of Trust Preferred Securities	10,300,000
Junior Subordinated Debenture Owed to Unconsolidated Subsidiary Trust	10,300,000	10,310,000	10,310,000
Available-for-sale Securities		44,849,000	48,958,000
Trust Preferred Securities Issued				10,000,000
Preferred Stock, Dividend Rate, Percentage		0.31%
Debt Instrument, Basis Spread on Variable Rate (in Basis Points)			1.50%
Debt Instrument, Basis Spread on Variable Rate			1.50%
Trust Preferred Securities [Member]
Available-for-sale Securities			$ 310,000
Institutional Buyers [Member]
Floating Rate Securities (in Shares)	10,000
The Company [Member]
Floating Rate Securities (in Shares)	310